Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of trade and other payables

	2024			2023
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade payables	–	3,196	3,196	–	3,265	3,265
Other financial payables	188	1,192	1,380	238	913	1,151
Other payables	42	143	185	56	208	264
Deferred income(a)	118	338	456	103	280	383
Accruals	–	1,751	1,751	–	1,702	1,702
Employee entitlements	–	920	920	–	992	992
Royalties and mining taxes	2	622	624	3	868	871
Amounts owed to equity accounted units	193	16	209	196	10	206
Total	543	8,178	8,721	596	8,238	8,834
(a)Deferred income includes contract liabilities of US$358 million (2023: US$275 million).